Common and Preferred Share Capital - Schedule of Common Shares Purchased and Cancelled under Previously Expired NCIB (Parenthetical) (Detail) - Common shares [member] - CAD ($)
$ / shares in Units, $ in Millions
12 Months Ended
	May 31, 2018	Jan. 08, 2016	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Share repurchase, average price per share	$ 119.22	$ 86.94	$ 87.83
Shares purchased and cancelled		1,400,000
Shares purchased and cancelled, amount	$ 417	$ 122